UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsFinancial Industries Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 93.8%		$1,022,501,492
(Cost $887,435,357)
Financials 92.6%		1,009,896,702
Banks 53.1%
Ameris Bancorp	226,335	5,078,066
Bank of America Corp.	2,281,505	34,564,801
Bank of Ireland (I)	27,017,109	8,131,302
Bank of Marin Bancorp	33,187	1,626,495
Bankwell Financial Group, Inc. (I)	120,833	2,357,452
Barclays PLC, ADR	1,966,668	27,612,019
BB&T Corp.	335,822	11,851,158
Chemical Financial Corp.	167,285	4,744,203
CIT Group, Inc.	364,238	15,960,909
Citigroup, Inc.	899,466	42,229,929
Danske Bank A/S	725,709	18,783,068
East West Bancorp, Inc.	346,691	12,543,280
Fifth Third Bancorp	579,298	10,021,855
Flushing Financial Corp.	270,632	4,898,439
Glacier Bancorp, Inc.	645,370	14,372,390
Great Western Bancorp, Inc. (I)	207,781	4,197,176
Green Bancorp, Inc. (I)	159,480	1,690,488
Independent Bank Corp. (MA)	81,521	3,083,939
Independent Bank Corp. (MI)	174,514	2,146,522
JPMorgan Chase & Co.	691,587	37,608,501
M&T Bank Corp.	66,295	7,501,942
MB Financial, Inc.	135,404	3,846,828
Nordea Bank AB	205,679	2,611,252
Regions Financial Corp.	1,492,979	12,988,917
Royal Bank of Scotland Group PLC, ADR (I)	2,039,228	22,146,016
Sandy Spring Bancorp, Inc.	136,950	3,386,774
SpareBank 1 SR-Bank ASA	1,888,000	11,855,744
Square 1 Financial, Inc., Class A (I)	89,618	2,084,515
State Bank Financial Corp.	297,606	5,434,286
Sun Bancorp, Inc. (I)	202,067	3,697,826
SunTrust Banks, Inc.	622,802	23,928,053
SVB Financial Group (I)	224,806	25,380,597
Swedbank AB, A Shares	792,870	19,180,195
Talmer Bancorp, Inc., Class A	1,206,447	16,311,163
The Community Financial Corp.	80,680	1,533,727
The PNC Financial Services Group, Inc.	264,018	22,320,082
Trico Bancshares	159,834	3,732,124
U.S. Bancorp	1,002,976	42,034,724
UniCredit SpA	4,447,325	26,218,124
Union Bankshares Corp.	470,760	9,415,200
Wells Fargo & Company	523,052	27,156,860
Yadkin Financial Corp. (I)	318,813	6,076,576
Zions Bancorporation	677,827	16,240,735
Capital markets 19.3%
American Capital, Ltd. (I)	2,102,900	29,419,571
Ameriprise Financial, Inc.	287,169	35,878,895
Apollo Global Management LLC, Class A	603,779	15,015,984
Intermediate Capital Group PLC	1,127,231	8,352,294

2SEE NOTES TO FUND'S INVESTMENTS

Financial Industries Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
Invesco, Ltd.	713,207	$26,196,093
KKR & Company LP	1,026,665	24,650,227
State Street Corp.	166,338	11,894,830
The Blackstone Group LP	1,162,486	43,407,227
The Carlyle Group LP	597,034	15,701,994
Consumer finance 2.5%
Discover Financial Services	508,259	27,639,124
Insurance 10.3%
American International Group, Inc.	481,948	23,552,799
Assured Guaranty, Ltd.	996,562	24,336,044
CNO Financial Group, Inc.	1,622,783	25,185,592
Gjensidige Forsikring ASA	431,335	7,271,640
Lincoln National Corp.	360,007	17,993,150
The Hartford Financial Services Group, Inc.	368,475	14,333,678
Real estate investment trusts 6.3%
DiamondRock Hospitality Company	426,956	6,203,671
Essex Property Trust, Inc.	42,344	9,571,861
FelCor Lodging Trust, Inc.	869,934	8,708,039
General Growth Properties, Inc.	229,038	6,912,367
Monogram Residential Trust, Inc.	719,006	6,578,905
Rexford Industrial Realty, Inc.	474,761	7,605,671
Simon Property Group, Inc.	113,922	22,631,745
Thrifts and mortgage finance 1.1%
First Defiance Financial Corp.	132,626	4,039,788
HomeStreet, Inc. (I)	160,758	2,838,986
Hudson City Bancorp, Inc.	296,211	2,657,013
United Community Financial Corp.	506,530	2,735,262
Information technology 1.2%		12,604,790
IT services 1.2%
Visa, Inc., Class A	49,448	12,604,790
Preferred securities 0.3%		$3,381,794
(Cost $2,731,250)
Financials 0.3%		3,381,794
Thrifts and mortgage finance 0.3%
Flagstar Bancorp, Inc., 9.000% (I)	2,500	3,381,794
Investment companies 1.2%		$13,441,311
(Cost $6,186,653)
AP Alternative Assets LP (I)	432,674	13,441,311
Warrants 0.4%		$4,565,682
(Cost $4,624,794)
Financials 0.4%		4,565,682
Banks 0.4%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,027,125	649,143
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	229,819	3,116,346
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)	38,397	800,193

SEE NOTES TO FUND'S INVESTMENTS3

Financial Industries Fund

	Par value	Value
Short-term investments 4.1%		$44,337,000
(Cost $44,337,000)
Repurchase agreement 4.1%		44,337,000
Barclays Tri-Party Repurchase Agreement dated 1-30-15 at 0.030% to be repurchased at $41,454,104 on 2-2-15, collateralized by $28,049,200 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-40 (valued at $42,283,295, including interest)	41,454,000	41,454,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $2,883,000 on 2-2-15, collateralized by $2,730,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $2,945,124, including interest)	2,883,000	2,883,000
Total investments (Cost $945,315,054)† 99.8%		$1,088,227,279
Other assets and liabilities, net 0.2%		$2,298,692
Total net assets 100.0%		$1,090,525,971

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $948,152,936. Net unrealized appreciation aggregated $140,074,343, of which $166,340,999 related to appreciated investment securities and $26,266,656 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 1-31-15:

United States	82.7%
United Kingdom	5.3%
Italy	2.4%
Bermuda	2.2%
Sweden	2.0%
Norway	1.8%
Denmark	1.7%
Guernsey, Channel Islands	1.2%
Ireland	0.7%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including closed-end funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks				—
Banks	$578,584,252	$486,726,501	$91,857,751	—
Capital markets	210,517,115	202,164,821	8,352,294	—
Consumer finance	27,639,124	27,639,124	—	—
Insurance	112,672,903	105,401,263	7,271,640	—
Real estate investment trusts	68,212,259	68,212,259	—	—
Thrifts and mortgage finance	12,271,049	12,271,049	—	—
IT services	12,604,790	12,604,790	—	—
Preferred securities	3,381,794	—	3,381,794	—
Investment companies	13,441,311	—	13,441,311	—
Warrants	4,565,682	4,565,682	—	—
Short-term investments	44,337,000	—	44,337,000	—
Total Investments in Securities	$1,088,227,279	$919,585,489	$168,641,790	—
Other Financial Instruments:
Forward foreign currency contracts	$2,589,773	—	$2,589,773	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments,

5

including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at January 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
USD	31,572,869	EUR	25,643,773	Deutsche Bank AG London	2/25/2015	$2,589,773	—	$2,589,773
						$2,589,773	—	$2,589,773
Currency abbreviation
EUR	Euro		USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q1	01/15
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		3/15

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsRegional Bank Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 96.4%		$664,552,684
(Cost $334,958,076)
Financials 96.4%		664,552,684
Banks 86.3%
1st Century Bancshares Inc (I)	51,400	334,100
1st Source Corp.	123,427	3,669,483
Access National Corp.	68,218	1,218,373
American Business Bank (I)	49,929	1,403,005
Ameris Bancorp (I)	74,299	1,666,978
Ameris Bancorp	456,946	11,026,107
Anchor Bancorp, Inc. (I)(V)	161,584	3,472,440
Bank of America Corp.	1,350,010	20,452,652
Bank of Marin Bancorp, Class A	23,217	1,137,865
Bankwell Financial Group, Inc. (I)	102,591	2,001,550
Bar Harbor Bankshares	142,962	4,388,933
BB&T Corp.	545,246	19,241,731
Bryn Mawr Bank Corp.	383,894	11,190,510
BSB Bancorp, Inc. (I)	234,047	4,381,360
Chemical Financial Corp.	153,665	4,357,939
City Holding Company	65,330	2,765,419
CoBiz Financial, Inc.	96,113	1,047,632
Comerica, Inc.	165,668	6,875,222
Commerce Bancshares, Inc.	165,871	6,634,840
ConnectOne Bancorp, Inc.	86,421	1,590,146
County Bancorp, Inc. (I)	72,374	1,382,343
CU Bancorp (I)	166,115	3,375,457
Cullen/Frost Bankers, Inc.	274,364	17,092,877
East West Bancorp, Inc.	209,842	7,592,084
Eastern Virginia Bankshares, Inc. (I)	264,358	1,652,238
Evans Bancorp, Inc.	126,399	2,989,336
FCB Financial Holdings, Inc., Class A (I)	365,530	8,257,323
Fifth Third Bancorp	512,954	8,874,104
First Business Financial Services, Inc.	83,333	3,647,485
First Citizens BancShares, Inc., Class A	25,278	6,169,096
First Community Corp.	228,772	2,516,492
First Connecticut Bancorp, Inc.	272,691	4,022,192
First Financial Bancorp	188,393	3,112,252
First Merchants Corp.	298,324	6,515,396
First Security Group, Inc. (I)	1,767,811	3,959,897
Flushing Financial Corp.	235,254	4,258,097
FNB Corp.	1,289,898	15,478,776
Glacier Bancorp, Inc.	491,445	10,944,480
Great Western Bancorp, Inc.	136,629	2,759,906
Green Bancorp, Inc. (I)	107,683	1,141,440
Hancock Holding Company	464,181	12,119,766
Heritage Commerce Corp.	712,266	5,954,544
Heritage Financial Corp.	257,483	3,996,136
Heritage Oaks Bancorp	1,064,426	8,174,792
Independent Bank Corp. (MA)	482,214	18,242,156
Independent Bank Corp. (MI)	175,548	2,159,240
John Marshall Bank (I)	43,062	753,585
JPMorgan Chase & Co.	419,809	22,829,213

2SEE NOTES TO FUND'S INVESTMENTS

Regional Bank Fund

	Shares	Value
Financials (continued)
Banks (continued)
KeyCorp	642,328	$8,343,841
M&T Bank Corp.	162,185	18,352,855
MainSource Financial Group, Inc.	31,273	600,442
MB Financial, Inc.	533,194	15,148,042
Monarch Financial Holdings, Inc.	223,406	2,897,576
NewBridge Bancorp (I)	350,132	2,745,035
Northrim BanCorp, Inc.	52,551	1,089,382
Old Second Bancorp, Inc. (I)	307,637	1,673,545
Pacific Continental Corp.	318,618	4,027,332
Park Sterling Corp.	1,286,421	8,619,021
Peoples Bancorp, Inc.	162,485	3,712,782
Sandy Spring Bancorp, Inc.	163,933	4,054,063
Shore Bancshares, Inc. (I)	229,704	2,124,762
Sierra Bancorp	260,000	4,118,400
South State Corp.	150,691	8,997,760
Southern First Bancshares, Inc. (I)	192,366	3,366,405
Southwest Bancorp, Inc.	257,823	3,934,379
Square 1 Financial, Inc., Class A (I)	73,556	1,710,913
State Bank Financial Corp.	226,420	4,134,429
Suffolk Bancorp	220,756	5,077,388
Sun Bancorp, Inc. (I)	202,076	3,697,991
SunTrust Banks, Inc.	563,469	21,648,479
SVB Financial Group (I)	157,209	17,748,896
Talmer Bancorp, Inc., Class A	1,431,920	19,359,558
The Community Financial Corp.	76,852	1,460,957
The PNC Financial Services Group, Inc.	273,298	23,104,613
Trico Bancshares	377,716	8,819,669
Trustmark Corp.	90,000	1,922,400
U.S. Bancorp	554,135	23,223,798
Union Bankshares Corp.	350,939	7,018,780
Washington Trust Bancorp, Inc.	224,305	8,214,049
Wells Fargo & Company	443,667	23,035,191
WesBanco, Inc.	222,368	6,711,066
Westbury Bancorp, Inc. (I)	131,497	2,106,582
Xenith Bankshares, Inc. (I)	234,431	1,500,358
Yadkin Financial Corp. (I)	432,828	8,249,702
Zions Bancorporation	577,575	13,838,697
Thrifts and mortgage finance 10.1%
Anchor Bancorp Wisconsin, Inc. (I)	219,165	7,342,028
Bank Mutual Corp.	210,494	1,340,847
Berkshire Hills Bancorp, Inc.	386,034	9,612,247
Cheviot Financial Corp.	191,734	2,588,409
First Defiance Financial Corp.	213,675	6,508,541
Heritage Financial Group, Inc.	221,086	5,299,431
HomeStreet, Inc. (I)	224,021	3,956,211
Hudson City Bancorp, Inc.	391,177	3,508,858
Provident Financial Holdings, Inc.	141,141	2,190,508
River Valley Bancorp	70,474	1,416,527
Simplicity Bancorp, Inc.	200,414	3,525,282
Southern Missouri Bancorp, Inc.	93,660	3,465,420
United Community Financial Corp.	1,058,239	5,714,491

SEE NOTES TO FUND'S INVESTMENTS3

Regional Bank Fund

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
United Financial Bancorp, Inc.	153,813	$1,913,434
WSFS Financial Corp.	148,312	10,954,324
Preferred securities 0.5%		$3,381,794
(Cost $2,731,250)
Financials 0.5%		3,381,794
Thrifts and mortgage finance 0.5%
Flagstar Bancorp, Inc., 9.000% (I)	2,500	3,381,794
Warrants 1.8%		$12,748,340
(Cost $8,115,956)
Financials 1.8%		12,748,340
Banks 1.8%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	98,336	2,187,870
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,721,817	1,088,188
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	285,756	3,874,851
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	301,694	4,402,988
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,310	260,534
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)	34,349	715,833
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	58,798	11,172
Thrifts and mortgage finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	48,569	206,904
	Par value	Value
Short-term investments 1.5%		$10,418,000
(Cost $10,418,000)
Repurchase agreement 1.5%		10,418,000
Barclays Tri-Party Repurchase Agreement dated 1-30-15 at 0.030% to be repurchased at $9,740,024 on 2-2-15, collateralized by $9,848,200 U.S. Treasury Inflation Indexed Notes, 0.250% due 1-15-25 (valued at $9,934,924, including interest)	9,740,000	9,740,000
Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $678,000 on 2-2-15, collateralized by $645,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $695,826, including interest)	678,000	678,000
Total investments (Cost $356,223,282)† 100.2%		$691,100,818
Other assets and liabilities, net (0.2%)		($1,632,685)
Total net assets 100.0%		$689,468,133

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the Schedule of Investments.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $358,243,891. Net unrealized appreciation aggregated $332,856,927 of which $334,198,635 related to appreciated investment securities and $1,341,708 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$595,216,126	$593,549,148	$1,666,978	—
Thrifts and mortgage finance	69,336,558	69,336,558	—	—
Preferred securities	3,381,794	—	3,381,794	—
Warrants
Banks	12,541,436	5,950,578	6,590,858	—
Thrifts and mortgage finance	206,904	206,904	—	—
Short-term investments	10,418,000	—	10,418,000	—
Total Investments in Securities	$691,100,818	$669,043,188	$22,057,630	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended January 31, 2015, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
Anchor Bancorp, Inc.
Purchased: none Sold: none	161,584	161,584	—	—	$3,472,440

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q1	01/15
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		3/15

John Hancock

Small Cap Equity Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsSmall Cap Equity Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 97.8%		$403,065,144
(Cost $364,944,381)
Consumer discretionary 13.3%		54,673,662
Auto components 1.6%
Gentherm, Inc. (I)	185,214	6,812,172
Distributors 2.2%
Pool Corp.	143,239	8,910,898
Internet and catalog retail 1.6%
EVINE Live, Inc. (I)	365,756	2,293,290
Lands' End, Inc. (I)	125,594	4,356,856
Specialty retail 3.7%
Lithia Motors, Inc., Class A	101,507	8,597,643
Select Comfort Corp. (I)	217,174	6,480,472
Textiles, apparel and luxury goods 4.2%
Deckers Outdoor Corp. (I)	96,306	6,361,011
Iconix Brand Group, Inc. (I)	216,833	7,207,529
Kate Spade & Company (I)	115,883	3,653,791
Consumer staples 2.4%		9,962,533
Food and staples retailing 2.2%
United Natural Foods, Inc. (I)	115,486	8,924,758
Food products 0.2%
The Hain Celestial Group, Inc. (I)	19,666	1,037,775
Energy 1.9%		8,068,499
Energy equipment and services 1.1%
RigNet, Inc. (I)	130,147	4,453,630
Oil, gas and consumable fuels 0.8%
Diamondback Energy, Inc. (I)	52,397	3,614,869
Financials 5.7%		23,458,636
Banks 3.4%
Glacier Bancorp, Inc.	193,122	4,300,827
MB Financial, Inc.	189,640	5,387,672
South State Corp.	70,300	4,197,613
Real estate investment trusts 2.3%
DiamondRock Hospitality Company	408,102	5,929,722
QTS Realty Trust, Inc., Class A	95,838	3,642,802
Health care 25.4%		104,546,069
Biotechnology 5.4%
Celldex Therapeutics, Inc. (I)	128,808	2,759,067
Isis Pharmaceuticals, Inc. (I)	91,084	6,240,165
Keryx Biopharmaceuticals, Inc. (I)(L)	212,778	2,587,380
NewLink Genetics Corp. (I)(L)	70,440	2,577,400
OPKO Health, Inc. (I)	293,103	3,555,339
Puma Biotechnology, Inc. (I)	22,032	4,650,515
Health care equipment and supplies 11.8%
Align Technology, Inc. (I)	109,358	5,801,442
DexCom, Inc. (I)	73,001	4,364,000
Globus Medical, Inc., Class A (I)	168,263	3,967,642
ICU Medical, Inc. (I)	50,902	4,254,389

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Equity Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Natus Medical, Inc. (I)	233,889	$8,794,226
Neogen Corp. (I)	148,767	6,858,159
NxStage Medical, Inc. (I)	160,914	2,878,751
Vascular Solutions, Inc. (I)	189,818	5,174,439
Wright Medical Group, Inc. (I)	258,489	6,309,716
Health care providers and services 5.3%
Healthways, Inc. (I)	413,381	8,523,916
Team Health Holdings, Inc. (I)	150,247	7,767,770
The Providence Service Corp. (I)	142,879	5,572,281
Health care technology 1.9%
HealthStream, Inc. (I)	278,721	7,876,655
Pharmaceuticals 1.0%
Pacira Pharmaceuticals, Inc. (I)	37,567	4,032,817
Industrials 19.5%		80,550,301
Aerospace and defense 2.7%
HEICO Corp.	67,963	4,123,995
Teledyne Technologies, Inc. (I)	74,163	7,048,452
Building products 2.8%
AAON, Inc.	195,758	4,269,482
Apogee Enterprises, Inc.	163,868	7,088,930
Commercial services and supplies 2.2%
Knoll, Inc.	443,062	9,078,340
Electrical equipment 3.0%
Acuity Brands, Inc.	34,750	5,208,678
Generac Holdings, Inc. (I)	166,034	7,262,327
Machinery 5.2%
CLARCOR, Inc.	125,293	7,834,571
Proto Labs, Inc. (I)	124,422	8,011,533
Woodward, Inc.	129,459	5,775,166
Professional services 1.6%
WageWorks, Inc. (I)	122,507	6,742,785
Trading companies and distributors 2.0%
Watsco, Inc.	74,463	8,106,042
Information technology 26.8%		110,287,653
Electronic equipment, instruments and components 0.5%
DTS, Inc. (I)	73,618	2,040,691
Internet software and services 11.2%
Cornerstone OnDemand, Inc. (I)	214,877	7,080,197
CoStar Group, Inc. (I)	58,435	10,781,842
Dealertrack Technologies, Inc. (I)	171,324	6,887,225
Demandware, Inc. (I)	165,100	8,842,756
HomeAway, Inc. (I)	201,458	5,135,164
Marketo, Inc. (I)	219,189	7,546,677
IT services 1.7%
Acxiom Corp. (I)	382,846	6,967,797
Semiconductors and semiconductor equipment 1.8%
Qorvo, Inc. (I)	98,467	7,273,757

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Equity Fund

			Shares	Value
Information technology (continued)
Software 11.6%
	Aspen Technology, Inc. (I)		266,860	$9,432,167
	Fleetmatics Group PLC (I)		203,102	7,191,842
	HubSpot, Inc. (I)		80,806	2,719,122
	SolarWinds, Inc. (I)		160,218	7,714,497
	Synchronoss Technologies, Inc. (I)		214,008	9,088,920
	The Rubicon Project, Inc. (I)		277,197	4,083,112
	The Ultimate Software Group, Inc. (I)		50,685	7,501,887
Materials 1.9%				7,978,968
Chemicals 1.2%
	PolyOne Corp.		136,069	4,842,696
Paper and forest products 0.7%
	Domtar Corp.		81,887	3,136,272
Telecommunication services 0.9%				3,538,823
Wireless telecommunication services 0.9%
	RingCentral, Inc., Class A (I)		262,135	3,538,823
	Yield (%)		Shares	Value
Securities lending collateral 1.1%				$4,463,399
(Cost $4,463,399)
John Hancock Collateral Investment Trust (W)	0.0388(Y	)	446,095	4,463,399
			Par value	Value
Short-term investments 0.1%				$157,000
(Cost $157,000)
Repurchase agreement 0.1%				157,000
	Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $157,000 on 2-2-15, collateralized by $150,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $161,820, including interest)		157,000	157,000
Total investments (Cost $369,564,780)† 99.0%				$407,685,543
Other assets and liabilities, net 1.0%				$4,322,828
Total net assets 100.0%				$412,008,371

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-15. The value of securities on loan amounted to $4,199,731.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $369,573,628. Net unrealized appreciation aggregated $38,111,915, of which $55,827,279 related to appreciated investment securities and $17,715,364 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2015, all investments are categorized as Level 1, except repurchase agreements which are categorized as Level 2, under the hierarchy descrbed above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	37Q1	01/15
This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:

/s/ Andrew G. Arnott

__________________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

__________________________

Andrew G. Arnott

President

Date:    March 12, 2015

By:

/s/ Charles A. Rizzo

__________________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015